Assets held for sale (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Assets held for sale (note 8 and 15(a))	CAD 180	CAD 29,589
Gain (loss) on disposal of assets held for sale	152	86	CAD (2,212)
Contract based equipment
Property, Plant and Equipment [Line Items]
Assets held for sale (note 8 and 15(a))	0	29,400
Equipment
Property, Plant and Equipment [Line Items]
Assets held for sale (note 8 and 15(a))	180	189
Gain (loss) on disposal of assets held for sale	152	86	(2,212)
Equipment | Depreciation expense
Property, Plant and Equipment [Line Items]
Impairment of equipment assets held for sale	CAD 1,384	CAD 3,461	CAD 3,097